Financial Risk Management - Disclosure of Maturity Analysis for Non-Derivative Financial Liabilities (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	R$ 10,786,373
Borrowings, financing and debentures, interest to be accrued	(3,374,443)
Lease	2,517,565
Payables to related parties, trade payables and reverse factoring operations	1,829,756
Total expected cash flow [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	14,160,816
Lease	3,089,646
Payables to related parties, trade payables and reverse factoring operations	1,829,756
Interest to be accrued [Member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease, interest to be accrued	(572,081)
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	3,745,157
Lease	657,483
Payables to related parties, trade payables and reverse factoring operations	1,829,756
One to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, financing and debentures	10,415,659
Lease	1,988,671
Over five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease	R$ 443,492